Stock-Based Compensation - Restricted Stock Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested, Cumulative			74,357
Forgiveness of receivable			$ 600			$ 5,200
Weighted-average period for recognition				1 year 4 months 24 days
Former members of executive management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Notes receivable	$ 20,200					2,200
Interest rate					2.60%
Loan and interest forgiveness		$ 800			$ 12,500
Settlement of loans and accrued interest		2,200
Proceeds from repayment of loans and accrued interest		$ 1,100
Location operating expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forgiveness of receivable						3,300
Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forgiveness of receivable						$ 1,900
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							5 years
Awards granted (in shares)							74,357
Notes Receivable, Related Party, Term							9 years
Proceeds From Share Based Compensation Arrangement							$ 700
Awards vested (in shares)							37,178
Restricted stock | Former members of executive management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						5 years
Awards granted (in shares)	624,631					93,886
Awards surrendered (in shares)		53,280
Awards surrendered		$ 300
RSUs | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)				1,995,245
Contractual term				7 years
RSUs | Executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Awards granted (in shares)				1,239,285
Contractual term				7 years
Restricted Stock, Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)							364,237
Notes receivable							$ 6,200
Restricted Stock, Legacy WeWork Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)							413,095
Notes receivable							$ 5,600
Restricted stock and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)				14,425,969
Awards vested (in shares)				1,191,729
Fair value of awards vested				$ 14,500	$ 1,500	$ 4,400
Weighted-average period for recognition				2 years 1 month 6 days
Restricted stock and RSUs | Employees and non-employee directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, other awards				$ 58,600
Restricted stock and RSUs, performance based vesting conditions | Employees and non-employee directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense, other awards				$ 11,900
Minimum | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Interest rate							1.60%
Minimum | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Performance Condition Period				7 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period				3 years
Maximum | Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				7 years
Interest rate							1.80%
Maximum | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				7 years
Share-based Compensation Arrangement by Share-based Payment Award, Performance Condition Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period				4 years